Subordinated Borrowings - Additional Information (Detail) $ in Millions		12 Months Ended
	Apr. 11, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Feb. 07, 2012 USD ($)
Disclosure of subordinated liabilities [Line Items]
Subordinated liabilities			€ 1,389,000,000		€ 764,000,000
Subordinated borrowings - held at amortized cost [member]
Disclosure of subordinated liabilities [Line Items]
Fair value of loans			1,355		953
Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Subordinated liabilities			1,389,000,000		764,000,000
Aegon N.V [member] | Subordinated borrowings - held at amortized cost [member]
Disclosure of subordinated liabilities [Line Items]
Fair value of loans			1,355,000,000		953,000,000
USD 800 million non-cumulative subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Subordinated notes issued | $	$ 800	$ 800
Subordinated notes, coupon rate		5.50%
Subordinated liabilities			693,000,000
USD 800 million non-cumulative subordinated notes [member] | Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Subordinated notes issued | $	$ 800	$ 800
Subordinated notes, first call date		April 11, 2028
Borrowing maturity		April 11, 2048
Subordinated notes, coupon rate	5.50%	5.50%
Subordinated notes, basis points	1.00%
Subordinated liabilities			€ 693,000,000
Marginal basis points	1.00%
USD 525 million non-cumulative subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Subordinated notes issued | $		$ 525		$ 525
Subordinated notes, coupon rate		8.00%
Subordinated liabilities					69,000,000
USD 525 million non-cumulative subordinated notes [member] | Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Subordinated notes issued | $		$ 525		$ 525		$ 525
Subordinated notes, coupon rate		8.00%
Subordinated liabilities					€ 69,000,000